Events After the Reporting Period	6 Months Ended
Jun. 30, 2026
Events After the Reporting Period [Abstract]
Events after the reporting period

32. Events after the reporting period

Management has evaluated subsequent events through September 30, 2026, which is the date these financial statements were available to be issued.

1.	On July 03, 2026, Wendy Luhabe was appointed as Independent Non-Executive Director and Lead Independent Director of the Company.

2.	In July 2026, the Company drew down the full amount of US$5.0 million under its Ecobank financing facility.

3.	On September 21, 2026, Namib Minerals announced the completion of the dewatering program at Redwing Mine, representing the first milestone in the Group’s five-step restart pathway. The dewatering was completed ahead of the previously announced Q4 2026 target and enables access to the underground workings to support the ongoing Definitive Feasibility Study and associated technical work.

4.	On September 29, 2026, the Company announced entering into an agreement with BancABC to increase its existing credit facility by US$6.5 million, from US$6.7 million to US$13.2 million